Fair Value Measurements - Schedule of carrying values and estimated fair values of debt instruments (Detail) - USD ($) $ in Thousands	Aug. 04, 2018	Feb. 03, 2018	Jul. 29, 2017	Jan. 28, 2017
Fair Value Disclosures [Abstract]
Carrying value of debt	$ 1,980,700	$ 2,752,563	$ 2,812,200
Fair value of total debt	1,982,700	2,750,174	2,753,800
First Lien Term Loan [Member]
Fair Value Disclosures [Abstract]
Carrying value of debt	1,887,734	1,910,563	1,920,187	$ 1,425,273
Fair value of total debt		1,908,174
Second Lien Term Loan [Member]
Fair Value Disclosures [Abstract]
Carrying value of debt	0	625,000	625,000	577,183
Fair value of total debt		625,000
Abl Facility [Member]
Fair Value Disclosures [Abstract]
Credit facility, borrowed	$ 93,000	217,000	$ 267,000	$ 55,000
Fair value of total debt		$ 217,000